Long-Term Investments - Schedule of Movement of Equity Method Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Investments [Abstract]
Beginning balance	$ 1,913	$ 2,040	$ 2,142
Ending balance	1,900	1,913	2,040
Share of income in equity method investee	15	19	82
Dividend received		(114)
Exchange rate effect	$ (28)	$ (32)	$ (184)